CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₪ in Thousands, $ in Thousands	Share capital [Member] ILS (₪)	Additional paid in capital [Member] ILS (₪)	Measurement Of Net Liability In Respect Of Defined Benefit [Member] ILS (₪)	Capital fund [Member] ILS (₪)	Retained earnings [Member] ILS (₪)	Treasury Shares ILS (₪)	ILS (₪)	USD ($) [1]
Balance at Dec. 31, 2019	₪ 1,425	₪ 128,354	₪ (1,029)	₪ 247	₪ 362,987	₪ (628)	₪ 491,356
Profit for the year	0	0	0	0	52,209	0	52,209
Measurement of the net liability in respect of defined benefit	0	0	(293)	0	0	0	(293)
Total comprehensive Income for the year	0	0	(293)	0	52,209	0	51,916
Issue of shares	65	42,406	0	0	0	0	42,471
Balance at Dec. 31, 2020	1,490	170,760	(1,322)	247	415,196	(628)	585,743
Profit for the year	0	0	0	0	45,101	0	45,101
Measurement of the net liability in respect of defined benefit	0	0	363	0	0	0	363
Total comprehensive Income for the year	0	0	363	0	45,101	0	45,464
Dividend distribution	0	0	0	0	(59,975)	0	(59,975)
Balance at Dec. 31, 2021	1,490	170,760	(959)	247	400,322	(628)	571,232
Profit for the year	0	0	0	0	41,564	0	41,564	$ 11,808
Measurement of the net liability in respect of defined benefit	0	0	764	0	0	0	764
Total comprehensive Income for the year	0	0	764	0	41,564	0	42,328	$ 12,025
Share based payment	0	790	0	0	0	0	790
Dividend distribution	0	0	0	0	(54,906)	0	(54,906)
Balance at Dec. 31, 2022	₪ 1,490	₪ 171,550	₪ (195)	₪ 247	₪ 386,980	₪ (628)	₪ 559,444

[1]	Convenience Translation into US Dollars.